Regulatory Matters - Schedule of Additional Significant Riders Associated with Virginia Power Projects (Parenthetical) (Detail) $ in Millions	1 Months Ended						3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) Program	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Program	Oct. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges									$ 2,062	$ 194	$ 2,104
Depreciation, depletion and amortization									2,442	2,103	1,991
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Depreciation, depletion and amortization									1,736	1,364	$ 1,252
Rider SNA | Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Total revenue requirement									107
Rider T1 | Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Total revenue requirement									706
Rider U | Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Total revenue requirement									$ 95
Virginia Regulation | Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges										$ 318
Depreciation, depletion and amortization							$ 33
Depreciation and amortization after tax							$ 25
Virginia Regulation | Virginia Electric and Power Company | Impairment of Assets and Other Charges (Benefits)
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges								$ 180
Impairment of assets and other charges after tax								$ 134
Virginia Regulation | Rider SNA | Virginia Electric and Power Company | Operating Segments | First Phase of Nuclear Life Extension Program
Public Utilities General Disclosures [Line Items]
Projected capital investment					$ 1,200
Virginia Regulation | Rider T1 | Virginia Electric and Power Company | Operating Segments
Public Utilities General Disclosures [Line Items]
Total revenue requirement			$ 224
Virginia Regulation | Rider T1 | Virginia Electric and Power Company | Operating Segments | Transmission Component Of Virginia Powers
Public Utilities General Disclosures [Line Items]
Total revenue requirement			$ 482
Virginia Regulation | Rider U | Virginia Electric and Power Company | Previous Phase
Public Utilities General Disclosures [Line Items]
Projected capital investment		$ 74				$ 60
Virginia Regulation | Rider U | Virginia Electric and Power Company | Six Phase
Public Utilities General Disclosures [Line Items]
Projected capital investment						$ 35
Virginia Regulation | Rider DSM | Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Amount of cost cap recovery	$ 150			$ 140
Public utilities energy efficiency program cost exceed percentage	15.00%			15.00%
Virginia Regulation | Rider DSM | Virginia Electric and Power Company | New Demand Response Program
Public Utilities General Disclosures [Line Items]
Number of new demand response programs | Program	1
Virginia Regulation | Rider DSM | Virginia Electric and Power Company | Operating Segments | Energy Efficiency Program
Public Utilities General Disclosures [Line Items]
Number of new energy efficiency programs | Program	4			9
Virginia Regulation | Rider DSM | Virginia Electric and Power Company | Operating Segments | New Program Bundles
Public Utilities General Disclosures [Line Items]
Number of new program bundles | Program	4